EQUIPMENT	3 Months Ended
Mar. 31, 2022
EQUIPMENT

11. EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at January 1, 2021	$24,397	$171,606	$4,352	$29,967	$27,652	$257,974
Additions	29,713	170,866	-	-	12,000	212,579
Revaluation	-	-	-	-	(3,619)	(3,619)
Balance at December 31, 2021	$54,110	$342,472	$4,352	$29,967	$36,033	$466,934
Additions	21,517	1,681	-	-	-	23,198
Disposals	(18,688)	(36,100)	(4,352)	(29,967)	-	(89,107)
Balance at March 31, 2022	$56,939	$308,053	$-	$-	$36,033	$401,025

Accumulated depreciation
Balance at January 1, 2021	$12,392	$59,963	$3,220	$22,496	$6,033	$104,104
Charge for the year	12,899	42,314	1,132	2,241	7,201	65,787
Balance at December 31, 2021	$25,291	$102,277	$4,352	$24,737	$13,234	$169,891
Charge for the period	8,614	6,838	-	-	854	16,306
Disposals	(15,920)	(33,342)	(4,352)	(24,737)	-	(78,351)
Balance at March 31, 2022	$17,985	$75,773	$-	$-	$14,088	$107,846

Net book value:
December 31, 2021	$28,819	$240,195	$-	$5,230	$22,799	$297,043
March 31, 2022	$38,954	$232,280	$-	$-	$21,945	$293,179

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three Months Ended March 31, 2022

Expressed in Canadian Dollars (unaudited)